Schedule of Investments (unaudited) April 30, 2021	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.8%
Black Belt Energy Gas District RB, 4.00%, 12/01/27	$250	$296,707
Lower Alabama Gas District (The) RB, 4.00%, 12/01/50 (Put 12/01/25)(a)(b)	250	285,528
Tuscaloosa County Industrial Development Authority RB, 4.50%, 05/01/32 (Call 05/01/29)(c)	125	140,939

		723,174

California — 3.0%
California Housing Finance RB, 3.50%, 11/20/35	250	290,339
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	215	237,928
Long Beach Bond Finance Authority RB, 5.00%, 11/15/35	160	221,085

		749,352

Colorado — 4.7%
Pueblo Urban Renewal Authority TA, 0.00%, 12/01/25(c)(d)	250	211,905
Regional Transportation District RB, 4.00%, 07/15/35 (Call 01/15/31)	350	418,470
Rocky Mountain Rail Park Metropolitan District GOL, 5.00%, 12/01/31 (Call 03/01/26)(c)	500	555,430

		1,185,805

Connecticut — 0.4%
State of Connecticut GO, Series D, 5.00%, 11/01/21	100	102,389

Delaware — 2.0%
Delaware State Economic Development Authority RB, 1.25%, 10/01/40 (Put 10/01/25)(a)(b)	500	501,580

Florida — 10.8%
Capital Trust Agency Inc. RB, 3.38%, 07/01/31(c)	250	259,340
County of Broward FL Airport System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	185	229,998
Hillsborough County Industrial Development Authority RB, VRDN, 0.03%, 11/01/38 (Put 05/24/21)(a)(b)	500	500,000
Lakes of Sarasota Community Development District RB
2.75%, 05/01/26	125	124,630
3.00%, 05/01/26	100	99,582
Orlando Utilities Commission RB
0.07%, 10/01/39 (Put 05/31/21)(a)(b)	500	500,000
1.25%, 10/01/46 (Put 10/01/28)(a)(b)	250	257,297
Sunshine State Governmental Financing Commission RB, 0.08%, 09/01/35 (Put 05/31/21)(a)(b)	500	500,000
Tohoqua Community Development District RB, 2.38%, 05/01/26	280	279,938

		2,750,785

Guam — 1.2%
Territory of Guam RB, 5.00%, 11/01/35 (Call 05/01/31)	250	315,453

Illinois — 6.4%
Chicago Board of Education GO, 5.00%, 12/01/29	250	310,725
Chicago O’Hare International Airport RB, 5.00%, 01/01/30 (Call 01/01/27)	160	194,406
City of Chicago IL GO, 5.00%, 01/01/27 (Call 01/01/26)	130	150,970
Illinois Finance Authority RB, 0.77%, 05/01/42 (Put 05/01/26)(a)	500	503,038
State of Illinois GO
5.00%, 03/01/32 (Call 03/01/31)	250	318,420
5.50%, 01/01/28	110	138,288

		1,615,847

Indiana — 1.3%
County of Warrick IN RB, 0.88%, 09/01/55 (Put 09/01/23)(a)(b)	200	202,048

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB, 4.13%, 12/01/26	$125	$134,518

		336,566

Iowa — 3.7%
Iowa Finance Authority RB
1.50%, 01/01/42 (Put 04/01/24)(a)(b)	250	253,067
5.00%, 05/15/48 (Call 05/15/27)	170	193,180
VRDN, 0.07%, 07/01/49 (Put 05/31/21) (GNMA/FNMA/FHLMC)(a)(b)	500	500,000

		946,247

Kentucky — 0.5%
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)(a)(b)	125	130,646

Louisiana — 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 2.00%, 06/01/30 (Call 04/01/26)	250	254,495
Louisiana Offshore Terminal Authority RB, VRDN, 0.09%, 09/01/33 (Put 05/31/21)(a)(b)	500	500,000

		754,495

Maryland — 2.0%
Maryland Economic Development Corp. RB, 0.07%, 02/15/43 (Put 05/31/21)(a)(b)	500	500,000

Massachusetts — 3.1%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	280,306
Massachusetts Water Resources Authority RB, VRDN, 0.07%, 11/01/26 (Put 05/31/21)(a)(b)	500	500,000

		780,306

Michigan — 2.1%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	224,928
Michigan Finance Authority RB, 4.00%, 09/01/30	250	295,382

		520,310

Minnesota — 5.9%
City of Minneapolis MN RB
0.07%, 09/01/26 (Put 05/31/21)(a)(b)	500	500,000
VRDN, 0.03%, 11/15/48 (Put 05/24/21)(a)(b)	500	500,000
VRDN, 0.08%, 12/01/27 (Put 05/31/21)(a)(b)	500	500,000

		1,500,000

New Jersey — 4.7%
Atlantic City Board of Education GO
4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)	175	201,409
4.00%, 04/01/33 (Call 04/01/29) (AGM SCH BD RES FD)	175	200,492
4.00%, 04/01/34 (Call 04/01/29) (AGM SCH BD RES FD)	150	170,729
New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	500	624,850

		1,197,480

New York — 9.3%
Hempstead Town Local Development Corp. RB, 5.00%, 06/01/32 (Call 06/01/31)	250	326,293
Metropolitan Transportation Authority RB
0.81%, 11/01/32 (Put 04/01/26)(a)	500	500,000
5.00%, 11/15/48 (Put 11/15/22)(a)(b)	200	214,226
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	450	454,810
New York Transportation Development Corp. RB
4.00%, 10/31/34 (Call 10/31/31)	250	295,800

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 12/01/28	$250	$314,625
5.00%, 12/01/29	205	261,496

		2,367,250

North Carolina — 2.2%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	460	562,792

North Dakota — 2.0%
North Dakota Housing Finance Agency RB, VRDN, 0.07%, 07/01/36 (Put 05/31/21)(a)(b)	500	500,000

Ohio — 5.9%
Allen County Port Authority RB, 4.00%, 12/01/31 (Call 06/01/31)	250	280,930
American Municipal Power Inc. RB, 1.00%, 02/15/48 (Put 08/15/24)(a)(b)	500	508,210
Cleveland-Cuyahoga County Port Authority RB, 5.00%, 07/01/30	350	455,626
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(c)	250	253,750

		1,498,516

Oregon — 4.4%
Oregon State Facilities Authority RB, VRDN, 0.02%, 08/01/34 (Put 05/24/21)(a)(b)	500	500,000
Port of Morrow OR GOL, 4.00%, 12/01/30 (Call 12/01/29)	250	297,358
Port of Portland OR Airport Revenue RB, 5.00%, 07/01/29	245	314,668

		1,112,026

Pennsylvania — 5.2%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	215,566
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31 (Call 07/01/30)	465	601,496
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	146,095
Latrobe Industrial Development Authority RB, 5.00%, 03/01/24	100	110,120
Pennsylvania Economic Development Financing Authority RB, 0.18%, 04/01/49 (Put 07/15/21)(a)(b)	250	250,000

		1,323,277

Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 0.00%, 07/01/29 (Call 07/01/28)(d)	213	180,305

South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	238,064

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	165	195,345

Texas — 7.4%
Arlington Higher Education Finance Corp. RB
4.00%, 06/15/31 (Call 06/15/26)	100	103,364

Security	Par/ Shares (000)	Value

Texas (continued)
Series A, 4.63%, 08/15/46 (Call 08/15/21)	$155	$155,668
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/27 (Call 01/01/26)	500	593,600
City of Austin TX Airport System Revenue RB, 5.00%, 11/15/27 (Call 11/15/26)	205	252,197
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 06/24/21)	115	114,063
2.00%, 10/01/25 (Call 06/24/21)	75	74,634
Houston Independent School District GOL, 2.40%, 06/01/30 (PSF)(a)(b)	275	275,468
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 06/15/25	280	318,536

		1,887,530

Utah — 1.1%
Mida Mountain Village Public Infrastructure District RB, 4.00%, 08/01/28(c)	250	268,190

Virginia — 0.5%
Virginia Beach Development Authority RB, 5.00%, 09/01/30 (Call 09/01/25)	105	122,185

Washington — 1.1%
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	250	285,305

Total Municipal Debt Obligations — 99.1% (Cost: $ 24,879,457)		25,151,220

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Liquidity Funds: MuniCash, 0.01%(e)(f)	664	664,062

Total Short-Term Investments — 2.6% (Cost: $ 664,062)		664,062

Total Investments in Securities — 101.7% (Cost: $ 25,543,519)		25,815,282

Other Assets, Less Liabilities — (1.7)%		(426,567)

Net Assets — 100.0%		$25,388,715

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Intermediate Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/16/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—		$664,062	(b)	$—	$—	$—	$664,062	664	$56	$—

(a)	The Fund commenced operations on March 16, 2021.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$25,151,220	$—	$25,151,220
Money Market Funds	664,062	—	—	664,062

	$664,062	$25,151,220	$—	$25,815,282

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

PSF	Permanent School Fund

RB	Revenue Bond

ST	Special Tax

TA	Tax Allocation

3